Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
January 31, 2023
ISF-NPRT1-0423
1.9896237.103
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
Cellnex Telecom SA (a)	46,138	1,808,056
Helios Towers PLC (b)	449,162	592,512
		2,400,568
ENERGY - 13.3%
Oil, Gas & Consumable Fuels - 13.3%
Cheniere Energy, Inc.	13,502	2,062,971
Enterprise Products Partners LP	12,796	327,578
ONEOK, Inc.	14,331	981,387
Targa Resources Corp.	22,409	1,681,123
The Williams Companies, Inc.	60,737	1,958,161
		7,011,220
INDUSTRIALS - 31.4%
Commercial Services & Supplies - 8.7%
GFL Environmental, Inc.	34,825	1,074,700
Republic Services, Inc.	9,880	1,233,222
Waste Connections, Inc. (United States)	14,258	1,894,888
Waste Management, Inc.	2,356	364,544
		4,567,354
Construction & Engineering - 3.6%
Ferrovial SA	40,864	1,201,260
VINCI SA	6,470	731,043
		1,932,303
Road & Rail - 1.6%
Canadian Pacific Railway Ltd.	1,394	109,987
CSX Corp.	6,979	215,791
Union Pacific Corp.	2,460	502,307
		828,085
Transportation Infrastructure - 17.5%
Aena SME SA (a)(b)	24,299	3,650,899
Getlink SE	106,189	1,792,836
Grupo Aeroportuario del Pacifico S.A.B. de CV sponsored ADR	13,143	2,268,088
Grupo Aeroportuario Norte S.A.B. de CV ADR	20,658	1,509,067
		9,220,890
TOTAL INDUSTRIALS		16,548,632
REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 12.2%
American Tower Corp.	4,977	1,111,812
Crown Castle International Corp.	6,768	1,002,408
Digital Realty Trust, Inc.	1,923	220,414
Equinix, Inc.	1,677	1,237,844
Londonmetric Properity PLC	101,428	235,461
Prologis (REIT), Inc.	5,605	724,614
SBA Communications Corp. Class A	3,180	946,145
Segro PLC	51,051	522,513
Warehouses de Pauw	12,965	409,598
		6,410,809
Real Estate Management & Development - 0.3%
Catena AB	3,789	157,754
TOTAL REAL ESTATE		6,568,563
UTILITIES - 33.9%
Electric Utilities - 21.4%
Constellation Energy Corp.	9,270	791,287
Enel SpA	200,634	1,181,357
Exelon Corp.	39,306	1,658,320
Iberdrola SA	198,490	2,328,639
Kansai Electric Power Co., Inc.	48,711	468,458
NextEra Energy, Inc.	51,345	3,831,876
ORSTED A/S (a)	8,465	753,826
Xcel Energy, Inc.	3,742	257,337
		11,271,100
Independent Power and Renewable Electricity Producers - 8.2%
Brookfield Renewable Partners LP	15,190	442,789
EDP Renovaveis SA	23,223	503,549
NextEra Energy Partners LP	14,148	1,037,048
RWE AG	36,016	1,597,516
The AES Corp.	25,953	711,372
		4,292,274
Multi-Utilities - 4.3%
Engie SA	32,604	462,973
Veolia Environnement SA	19,406	576,018
WEC Energy Group, Inc.	12,859	1,208,617
		2,247,608
TOTAL UTILITIES		17,810,982
TOTAL COMMON STOCKS (Cost $46,622,088)		50,339,965

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c) (Cost $2,012,411)	2,012,009	2,012,411

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $48,634,499)	52,352,376
NET OTHER ASSETS (LIABILITIES) - 0.5%	245,592
NET ASSETS - 100.0%	52,597,968

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,212,781 or 11.8% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,292,455	6,304,411	5,584,455	21,965	-	-	2,012,411	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	377,175	3,134,269	3,511,444	294	-	-	-	0.0%
Total	1,669,630	9,438,680	9,095,899	22,259	-	-	2,012,411

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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